Premises and equipment-Summary of Premises and Equipment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 3,318,686	¥ 3,363,162
Less: Accumulated depreciation and amortization	1,462,438	1,462,210
Premises and equipment—net	1,856,248	1,900,952
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	557,943	563,032
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	657,774	826,781
Equipment and furniture
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	442,302	472,186
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	228,383	97,508
Construction in Progress
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	73,164	37,174
Software
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 1,359,120	¥ 1,366,481